SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Depreciation Rates [Table Text Block]
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software, manufacturing, laboratory equipment and demonstration equipment (*)	10 - 50 (mainly 33)
Office furniture and equipment	6- 30 (mainly 15)
Leasehold improvements	The shorter of the term of the lease or the useful life of the asset

(*)
Demonstration equipment consists of systems for use in marketing and selling activities. Demonstration equipment is generally not held for sale and is recorded as property and equipment. The demonstration equipment is amortized on a straight-line method over their estimated economic life not to exceed two years.

Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Movement In Valuation Allowances And Reserves [Table Text Block]
The following table provides details of the change in the Company's allowance for doubtful accounts:

	December 31,
	2013	2012	2011

Balance at the beginning of the year	$6,792	$5,478	$7,704
Charged to expenses, net of recoveries	1,217	1,782	(847)
Deconsolidation of subsidiary	(141)	-	-
Write-off	(1,483)	(523)	(1,443)
Exchange rate	112	55	64

Balance at the end of the year	$6,497	$6,792	$5,478

Warranty Reserves [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule Of Movement In Valuation Allowances And Reserves [Table Text Block]
The following table provides details of the change in the Company's product warranty accrual:

	December 31,
	2013	2012	2011

Warranty provision at the beginning of the year	$7,197	$6,514	$6,854
Warranty provision related to the acquisition of Ultrashape	-	44	-
Warranty provision related to the Deconsolidation of Syneron Beauty	(129)	-	-
Charged to costs and expenses relating to new sales	9,122	9,058	7,856
Costs of product warranty claims	(9,209)	(8,419)	(8,196)

Warranty provision at the end of the year	$6,981	$7,197	$6,514